Group information - Summary of Joint Operations and Joint Ventures (Detail)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
VG DTL Transmissions Projects Private Limited
Disclosure of joint operations [line items]
Name of companies	VG DTL Transmissions Projects Private Limited
Immediate holding company	ReNew Wind Energy (AP2) Private Limited
Country of incorporation	India
Proportion of ownership interest in joint operation	50.00%	50.00%
3E NV
Disclosure of joint operations [line items]
Name of companies	3E NV
Immediate holding company	ReNew Power International Limited
Country of incorporation	Belgium
Proportion of ownership interest in joint operation	40.00%
Fluence India ReNew JV Private Limited
Disclosure of joint operations [line items]
Name of companies	Fluence India ReNew JV Private Limited
Immediate holding company	ReNew Power Private Limited
Country of incorporation	India
Proportion of ownership interest in joint operation	50.00%